Other Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2016
Other Receivables and Prepayments, Net
Other Receivables and Prepayments, Net

5. Other Receivables and Prepayments, Net

	As of December 31,
	2015	2016
	RMB	RMB
Components of other receivables and prepayments are as follows:
Deposits (Note a)	210,758	236,066
Cash advanced to staff	8,241	16,272
Loan to staff	12,099	12,467
VAT receivable	473,932	555,899
Interest receivable	86,545	16,905
Advances to suppliers related to financing activities (Note b)	559,857	877,697
Advances to suppliers related to procurement activities	377,837	263,001
Prepaid expense	52,383	92,452
Receivables on behalf of staffs for options exercised and non-vested shares vested	41,111	31,249
Others	58,582	215,235
Less: allowance for doubtful debts (Note c)	(11,884)	(23,418)

Total	1,869,461	2,293,825

Note a:	Deposits consist of amounts paid to vendors for advertising and rentals.
Note b:

The Group provides financing to some of its suppliers by advancing them cash, and held portions of accounts payables the Group owes to them as pledges or procurements are expected to be made by the Group from the suppliers in the near term.

Note c:

The Group considers many factors in assessing the collectability of its receivable, such as, the age of the amounts due, the debtor's payment history, credit-worthiness, and financial conditions of the debtor and industry trends. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the receivable is likely to be unrecoverable. Receivable balances are written off after all collection efforts have been exhausted.

        The movement of allowance for doubtful debts during the years are as follow:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Allowance for doubtful debts:
Balance at beginning of the year	—	(4,167)	(11,884)
Allowance during the year	(4,167)	(11,884)	(13,259)
Write-offs during the year	—	4,167	1,725

Balance at end of the year	(4,167)	(11,884)	(23,418)